Discontinued Operations (Details) - Schedule of Consolidated Income Statements of Profit or Loss - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Discontinued Operations (Details) - Schedule of Consolidated Income Statements of Profit or Loss [Line Items]
Revenue	$ 374,409	$ 2,032,916	$ 225,749
Cost of revenue	(270,232)	(334,590)
Selling and promotion	(606,081)	(4,418,173)	(3,343,935)
General and administrative	(607,315)	(502,083)	(169,583)
Operating loss	(1,109,219)	(3,221,930)	(3,287,769)
Other income	192,168	5,233	983
Other expense	(8,847,133)	(157,904)	(25,237)
Interest income	999	206,841	412,908
Finance costs		(25,625)	(6,127)
Loss before income tax	(9,763,185)	(3,193,385)	(2,905,242)
Income tax expenses	(5)
Loss for the year from discontinued operation	(9,763,190)	(3,193,385)	(2,905,242)
Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	(919)	42,294	(292,714)
Total comprehensive loss for the year from discontinued operation	(9,764,109)	(3,151,091)	(3,197,956)
Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation	(9,764,109)	(3,142,707)	(3,134,047)
Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation		$ (8,384)	$ (63,909)